Warrants - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Sep. 01, 2023
Class of Warrant or Right [Line Items]
Number of warrants outstanding	43,848,750
Class of warrant or right per share price during the period	$ 11.5
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining the share price	10 days
Class of warrants or rights expiration period	5 years
Common Class A [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding		12,223,750
Class of warrant or right, number of securities called by each warrant or right	1
Common Class A [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right per share price during the period	$ 0.01
Share price	18
Right to redeem outstanding warrants once exercisable and prior to expiration	$ 0.01
Number of consecutive trading days for determining share price	20 days
Number of trading days for determining the share price	30 days
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	31,625,000
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants outstanding	12,223,750